Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	APIC	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non-Controlling Interest	Total
Beginning Balance at Dec. 31, 2020	$ 4,519	$ 247,048,349	$ (130,647,485)	$ (166,056)	$ (745,404)	$ 115,493,923
ATM raise	420	26,303,862				26,304,282
Issuance of common stock from vesting of restricted stock awards	110	(110)
Stock issuance costs		(658,184)				(658,184)
Stock based compensation		6,168,981				6,168,981
Issuance of restricted stock	3	(3)
Exercise of options	6	27,255				27,261
Cancellation and payout of fractional shares	(3)	3
Other comprehensive income				98,115		98,115
Net loss			(35,071,468)		(329,339)	(35,400,807)
Ending Balance at Dec. 31, 2021	5,055	278,890,153	(165,718,953)	(67,941)	(1,074,743)	112,033,571
Net loss						(15,127,708)
Ending Balance at Jun. 30, 2022						98,713,663
Beginning Balance at Dec. 31, 2021	5,055	278,890,153	(165,718,953)	(67,941)	(1,074,743)	112,033,571
Net loss						(28,475,479)
Ending Balance at Sep. 30, 2022						86,198,726
Beginning Balance at Dec. 31, 2021	5,055	278,890,153	(165,718,953)	(67,941)	(1,074,743)	112,033,571
Issuance of common stock from vesting of restricted stock awards	65	(65)
Issuance of common stock - ESPP	6	43,631				43,637
Stock based compensation		4,085,737				4,085,737
Exercise of options					16,055	16,055
Other comprehensive income				119,865		119,865
Net loss			(43,434,706)		(427,491)	(43,862,197)
Ending Balance at Dec. 31, 2022	$ 5,126	$ 283,019,456	$ (209,153,659)	$ 51,924	$ (1,486,179)	72,436,668
Beginning Balance at Jun. 30, 2022						98,713,663
Net loss						(13,347,771)
Ending Balance at Sep. 30, 2022						$ 86,198,726